Acquisitions (Details) In Millions, unless otherwise specified	12 Months Ended												3 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2012 USD ($) Acquisition	Dec. 31, 2011 USD ($) Acquisition	Dec. 31, 2010 USD ($) Acquisition	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2012 Weighted Average	Dec. 31, 2011 Weighted Average	Dec. 31, 2010 Weighted Average	Mar. 31, 2011 Winterthur Technologie AG	Dec. 31, 2011 Winterthur Technologie AG USD ($)	Dec. 31, 2012 Other Acquisitions USD ($)	Dec. 31, 2011 Other Acquisitions USD ($)	Dec. 31, 2010 Other Acquisitions USD ($)	Dec. 31, 2010 Arizant Inc. USD ($)	Dec. 31, 2010 Attenti Holdings S. A. USD ($)	Oct. 31, 2010 Cogent Inc. USD ($)	Dec. 31, 2010 Cogent Inc. USD ($)	Oct. 31, 2010 A-One	Apr. 30, 2010 A-One USD ($)	Apr. 30, 2010 A-One JPY (¥)	Dec. 31, 2012 Federal Signal Technologies Group USD ($)	Dec. 31, 2012 Ceradyne Inc. USD ($)
Business Acquisitions Information
Accounts receivable	$ 84	$ 106	$ 93											$ 45	$ 29	$ 61	$ 21	$ 15	$ 23		$ 34					$ 55
Inventory	125	128	77											69	13	59	19	36	5		17					112
Other current assets	37	42	43											6	1	36	2	3	7		31					36
Marketable securities	250		380												0		0	0	0		380					250
Property, plant, and equipment	241	175	106											73	3	102	29	38	9		30					238
Purchased finite-lived intangible assets	213	342	663											226	86	116	69	362	90		142					127
Purchased indefinite-lived intangible assets	2														2											0
Purchased goodwill	339	259	980											147	141	112	51	512	122		295					198
Accounts payable and other liabilities, net of other assets	(127)	(148)	(164)											(70)	(27)	(78)	(35)	(29)	(12)		(88)					(100)
Interest bearing debt	(96)	(103)	(105)											(79)	(3)	(24)	(53)	(31)	(21)		0					(93)
Deferred tax asset/(liability)	(22)	(86)	(225)											(58)	3	(28)	(21)	(141)	(16)		(47)					(25)
Net assets acquired	1,046	715	1,848											359	248	356	82	765	207		794					798
Noncontrolling interest		(56)												(56)		0
Net assets acquired excluding noncontrolling interest		659												303		356
Supplemental information:
Cash paid	1,098	703	2,105											327	248	376	156	776	227		946					850
Less: Cash acquired	52	54	275											34	0	20	92	11	20		152					52
Cash paid, net of cash acquired	1,046	649	1,830											293	248	356	64	765	207		794				104	798
Non-cash		10	18											10		0	18	0	0		0
Net assets acquired excluding noncontrolling interest		659												303		356
Number of business combinations completed	3	9	10
Percentage of subsidiary share's owned by entity on the business acquisition date (as a percent)													86.00%
Percentage of subsidiary share's owned by entity as of balance sheet date (as a percent)														100.00%
Five-year financed liability of 1.7 billion in Japanese Yen (approximately $18 million in USD)																							18	1,700
Term of financed liability																							5 years	5 years
Embedded mirroring put and call options with respect to remaining minority shares, term (in years)																						5 years
Purchase price paid to acquire remaining noncontrolling interest																				248
Acquired cash and marketable securities																				$ 532
Interest rate related to five-year financed liability																							1.00%	1.00%
Finite Lived Intangible Assets
Acquired finite-lived intangible assets, life				20 years	20 years	17 years	2 years	3 years	2 years	12 years	14 years	11 years